Schedule of long term borrowings (Details) - USD ($)		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Within one year		$ 20,137,666
Within two years
Within three years
Total		$ 20,137,666
Seamless Group Inc [Member]
Within two years			$ 9,031,383
Within three years			466,188
Total	[1]		11,538,357	$ 12,305,279
Within four years
Within five years			$ 2,040,786

[1]	As of December 31, 2023 and 2022, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 24.0% and 2.5% to 24.0% per annum, respectively. As of December 31, 2023 and 2022, the weighted average interest rate of these borrowings was 13.1% and 15.5% per annum, respectively. The borrowings are denominated in HK$ and US$.